Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 411,217	$ 391,998
Acquired goodwill	410	16,742
Foreign currency translation adjustment	859	2,477
Goodwill, Ending Balance	$ 412,486	$ 411,217